Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Current tax expense	$ 2,414	$ 2,302	$ 5,052
Deferred tax (benefit)/expense	(56)	1,799	1,955
Total taxation expense	$ 2,358	$ 4,101	$ 7,007